Transactions with Related Parties, First Jelco Loan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loan Agreement [Abstract]
Balance outstanding	$ 177,618	$ 185,509
Deferred financing costs	$ 2,061	$ 2,443
Jelco [Member] | First Jelco Loan [Member]
Loan Agreement [Abstract]
Term of extension	2 months
Balance outstanding	$ 5,900
Deferred financing costs
Increase in margin for deferral period	1.00%